Long-Term Debt - Additional Information (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions			12 Months Ended
	Jan. 31, 2016 CAD ($)	Feb. 07, 2013 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 20, 2017 USD ($)	Aug. 08, 2017 USD ($)	Mar. 03, 2017 USD ($)	Mar. 03, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Long Term Debt [Line Items]
Outstanding credit facility amount			$ 2,358,569						$ 2,428,579	$ 2,469,427
Long-term debt			$ 2,353,579						2,380,829	$ 2,436,538
Debt instrument, maturity date			Nov. 17, 2016
LIBOR
Disclosure Of Long Term Debt [Line Items]
Floor rate			1.00%	1.00%
EURIBOR
Disclosure Of Long Term Debt [Line Items]
Floor rate			0.00%	0.00%
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Outstanding credit facility amount			$ 1,848,397						1,965,928
Long-term debt			$ 1,841,355						1,920,080
Repayment of debt, percentage on principal amount			50.00%	50.00%
USD First Lien Term Loan | Principal Repayment Condition One
Disclosure Of Long Term Debt [Line Items]
Excess cash flow repayment, percentage			25.00%	25.00%
USD First Lien Term Loan | Principal Repayment Condition Two
Disclosure Of Long Term Debt [Line Items]
Excess cash flow repayment, percentage			0.00%	0.00%
USD First Lien Term Loan | Maximum | Principal Repayment Condition One
Disclosure Of Long Term Debt [Line Items]
Secured debt leverage ratio			475.00%
USD First Lien Term Loan | Maximum | Principal Repayment Condition Two
Disclosure Of Long Term Debt [Line Items]
Secured debt leverage ratio			400.00%
USD First Lien Term Loan | Minimum | Principal Repayment Condition One
Disclosure Of Long Term Debt [Line Items]
Secured debt leverage ratio			400.00%
USD First Lien Term Loan | LIBOR
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate			3.50%	3.50%			3.50%	3.50%
Floor rate							1.00%	1.00%
Variation in interest rate margin							0.50%	0.50%
USD First Lien Term Loan | EURIBOR
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate							3.75%	3.75%
Floor rate							0.00%	0.00%
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Outstanding credit facility amount			$ 453,540						296,198
Long-term debt			$ 450,241						288,686
Retranching incremental debt							$ 106,000	€ 100
EUR First Lien Term Loan | EURIBOR
Disclosure Of Long Term Debt [Line Items]
Outstanding credit facility amount | €				€ 378
Percentage added to reference rate			3.75%	3.75%
First Lien Term Loans | EURIBOR
Disclosure Of Long Term Debt [Line Items]
Long term debt maturity period			seven-year
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Outstanding credit facility amount			$ 56,632						166,453
Long-term debt			61,983						$ 172,063
Principal prepayments of debt					$ 75,000	$ 40,000
Debt repayments balance outstanding			$ 95,000
USD Second Lien Term Loan | LIBOR
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate			7.00%	7.00%
Floor rate			1.00%	1.00%
Long-term debt			$ 95,000
CDN 2013 Debentures
Disclosure Of Long Term Debt [Line Items]
Issuance of convertible debenture shares | shares		30,000
Issuance of convertible debenture shares per unit | $ / shares		$ 1,000
Proceeds from unsecured debt issuance		$ 30
Debt instrument, maturity date		Jan. 31, 2016
Repayments of debentures	$ 30